Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Loss before income taxes	¥ (500,370)	¥ (395,803)	¥ (30,344)
Income Taxes [Member]
Statement [Line Items]
Loss before income taxes	(500,370)	(395,803)	(30,344)
Computed expected income tax expense	(125,550)	(98,951)	(7,586)
Tax effect of non-deductible expenses	124,383	109,650	7,573
Tax effect of tax-exempt entities	2,938	(2,580)	(1,503)
Tax effect of non-taxable income	0	(8,119)	1,516
Income tax expense	¥ 1,711	¥ 0	¥ 0